SENTRY LIFE INSURANCE COMPANY
                           SENTRY VARIABLE ACCOUNT II
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2006


ASSETS:

Investments at value:

      Janus Aspen Series:
      -------------------
         Aspen Large Cap Growth Portfolio, 54,608 shares (cost $987,667)                         $        1,262,529
         Aspen Mid Cap Growth Portfolio, 523,942 shares (cost $21,657,946)                               17,274,362
         Aspen Forty Portfolio, 40,429 shares (cost $859,942)                                             1,219,348
         Aspen Worldwide Growth Portfolio, 22,761 shares (cost $576,895)                                    739,047
         Aspen Balanced Portfolio, 63,368 shares (cost $1,450,567)                                        1,767,328

      T. Rowe Price Fixed Income Series, Inc.:
      ----------------------------------------
         Prime Reserve Portfolio, 2,090,286 shares (cost $2,090,286)                                      2,090,286
         Limited Term Bond Portfolio, 774,234 shares (cost $3,902,651)                                    3,786,003

      T. Rowe Price Equity Series, Inc.:
      ----------------------------------
         Equity Income Portfolio, 124,918 shares (cost $2,450,161)                                        3,102,962
         Personal Strategy Balanced Portfolio, 590,642 shares (cost $9,234,420)                          11,558,859
         Mid-Cap Growth Portfolio, 39,472 shares (cost $857,017)                                            942,600

      T. Rowe Price International Series, Inc.:
      -----------------------------------------
         International Stock Portfolio, 30,183 shares (cost $420,044)                                       542,389

      Vanguard Variable Insurance Fund:
      ---------------------------------
         Balanced Portfolio, 70,469 shares (cost $1,289,762)                                              1,453,066
         Equity Index Portfolio, 23,928 shares (cost $635,614)                                              709,710
         High Yield Bond Portfolio, 23,585 shares (cost $199,634)                                           203,540
         Small Company Growth Portfolio, 35,237 shares (cost $632,394)                                      680,775
         Mid-Cap Index Portfolio, 36,267 shares (cost $567,085)                                             719,901
         REIT Index Portfolio, 33,832 shares (cost $612,667)                                                845,115
                                                                                                   -----------------

      NET ASSETS                                                                                 $       48,897,820
                                                                                                   =================








   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE ACCOUNT II

STATEMENTS OF OPERATIONS

                                                                     For the Years Ended December 31,
                                             ---------------------------------------------------------------------------------

                                                    Janus Aspen                Janus Aspen                 Janus Aspen
                                                  Large Cap Growth*           Mid Cap Growth                  Forty**
                                             -------------------------   -------------------------   -------------------------
                                                2006          2005          2006          2005           2006         2005
                                             -----------   -----------   -----------   -----------   -----------   -----------
Investment Income:
  Dividends                                  $     6,098   $     4,825   $         -   $         -   $     4,231   $     2,403

Expenses:
  Mortality and expense risk charges              15,778        17,120       203,548       204,782        14,364        13,364
                                             -----------   -----------   -----------   -----------   -----------   -----------

Net investment income (loss)                      (9,680)      (12,295)     (203,548)     (204,782)      (10,133)      (10,961)
                                             -----------   -----------   -----------   -----------   -----------   -----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)            48,862       (32,801)   (2,038,030)   (3,792,636)       57,658        37,944

  Capital gain distributions received                  -             -             -             -             -             -
                                             -----------   -----------   -----------   -----------   -----------   -----------

  Realized gain (loss) on investments and
    capital gain distributions, net               48,862       (32,801)   (2,038,030)   (3,792,636)       57,658        37,944

Unrealized appreciation (depreciation), net       88,924        87,286     4,220,711     5,735,578        43,286        93,294
                                             -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
  from operations                            $   128,106   $    42,190   $ 1,979,133   $ 1,738,160   $    90,811   $   120,277
                                             ===========   ===========   ===========   ===========   ===========   ===========


                                                       For the Years Ended December 31,
                                             -----------------------------------------------------

                                                   Janus Aspen                  Janus Aspen
                                                 Worldwide Growth                Balanced
                                             -------------------------   -------------------------
                                                2006          2005          2006          2005
                                             -----------   -----------   -----------   -----------
Investment Income:
  Dividends                                  $    12,118   $     9,397   $    36,484   $    38,916

Expenses:
  Mortality and expense risk charges               8,371         8,258        20,451        20,572
                                             -----------   -----------   -----------   -----------

Net investment income (loss)                       3,747         1,139        16,033        18,344
                                             -----------   -----------   -----------   -----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)             5,321       (36,298)       44,133        29,148

  Capital gain distributions received                  -             -             -             -
                                             -----------   -----------   -----------   -----------

  Realized gain (loss) on investments and
    capital gain distributions, net                5,321       (36,298)       44,133        29,148

Unrealized appreciation (depreciation), net      103,686        65,584        94,196        62,347
                                             -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
  from operations                            $   112,754   $    30,425   $   154,362   $   109,839
                                             ===========   ===========   ===========   ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE ACCOUNT II

STATEMENTS OF OPERATIONS

                                                                 For the Years Ended December 31,
                                             ------------------------------------------------------------------------

                                                 T. Rowe Price           T. Rowe Price             T. Rowe Price
                                                 Prime Reserve         Limited Term Bond           Equity Income
                                             ----------------------  -----------------------   ----------------------
                                                2006        2005       2006         2005          2006        2005
                                             ----------  ----------  ----------   ----------   ----------  ----------
Investment Income:
  Dividends                                  $  103,703  $   73,917  $  156,801   $  160,133   $   47,374  $   50,122

Expenses:
  Mortality and expense risk charges             27,741      32,346      47,102       54,126       36,560      38,802
                                             ----------  ----------  ----------   ----------   ----------  ----------

Net investment income (loss)                     75,962      41,571     109,699      106,007       10,814      11,320
                                             ----------  ----------  ----------   ----------   ----------  ----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                -           -     (29,235)     (10,506)     131,353     105,656

  Capital gain distributions received                 -           -           -            -       83,434     151,328
                                             ----------  ----------  ----------   ----------   ----------  ----------

  Realized gain (loss) on investments and
    capital gain distributions, net                   -           -     (29,235)     (10,506)     214,787     256,984

Unrealized appreciation (depreciation), net           -           -      27,855      (72,910)     274,382    (185,212)
                                             ----------  ----------  ----------   ----------   ----------  ----------

Net increase (decrease) in net assets
  from operations                            $   75,962  $   41,571  $  108,319   $   22,591   $  499,983  $   83,092
                                             ==========  ==========  ==========   ==========   ==========  ==========


                                                                 For the Years Ended December 31,
                                             ------------------------------------------------------------------------

                                                 T. Rowe Price
                                               Personal Strategy         T. Rowe Price             T. Rowe Price
                                                    Balanced             Mid-Cap Growth          International Stock
                                             ----------------------  -----------------------   ----------------------
                                                2006        2005       2006         2005          2006        2005
                                             ----------  ----------  ----------   ----------   ----------  ----------


Investment Income:
  Dividends                                  $  245,587  $  225,662  $        -   $        -   $    5,953  $    5,653

Expenses:
  Mortality and expense risk charges            143,622     153,360      11,518       12,113        5,609       4,422
                                             ----------  ----------  ----------   ----------   ----------  ----------

Net investment income (loss)                    101,965      72,302     (11,518)     (12,113)         344       1,231
                                             ----------  ----------  ----------   ----------   ----------  ----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)          490,523     227,325      59,273      134,101       34,685      15,321

  Capital gain distributions received           345,989     109,910     116,679       54,969        1,786       1,229
                                             ----------  ----------  ----------   ----------   ----------  ----------

  Realized gain (loss) on investments and
    capital gain distributions, net             836,512     337,235     175,952      189,070       36,471      16,550

Unrealized appreciation (depreciation), net     276,208     223,727    (114,443)     (64,413)      40,524      32,078
                                             ----------  ----------  ----------   ----------   ----------  ----------

Net increase (decrease) in net assets
  from operations                            $1,214,685  $  633,264  $   49,991   $  112,544   $   77,339  $   49,859
                                             ==========  ==========  ==========   ==========   ==========  ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE ACCOUNT II

STATEMENTS OF OPERATIONS

                                                                  For the Years Ended December 31,
                                               ---------------------------------------------------------------------

                                                      Vanguard               Vanguard                Vanguard
                                                      Balanced             Equity Index           High Yield Bond
                                               ---------------------   ---------------------   ---------------------
                                                 2006        2005        2006        2005        2006        2005
                                               ---------   ---------   ---------   ---------   ---------   ---------
Investment Income:
  Dividends                                    $  31,059   $  20,036   $  11,566   $  12,969   $  14,746   $  21,514

Expenses:
  Mortality and expense risk charges              15,005      10,308       8,204       8,823       2,496       3,168
                                               ---------   ---------   ---------   ---------   ---------   ---------

Net investment income (loss)                      16,054       9,728       3,362       4,146      12,250      18,346
                                               ---------   ---------   ---------   ---------   ---------   ---------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)            44,881      33,135      18,193      31,037        (281)       (610)

  Capital gain distributions received             38,367      12,676      44,818      30,347           -           -
                                               ---------   ---------   ---------   ---------   ---------   ---------

  Realized gain (loss) on investments and
    capital gain distributions, net               83,248      45,811      63,011      61,384        (281)       (610)

Unrealized appreciation (depreciation), net       59,829      (4,500)     22,776     (40,486)      1,908     (15,855)
                                               ---------   ---------   ---------   ---------   ---------   ---------

Net increase (decrease) in net assets
  from operations                              $ 159,131   $  51,039   $  89,149   $  25,044   $  13,877   $   1,881
                                               =========   =========   =========   =========   =========   =========


                                                                  For the Years Ended December 31,
                                               ---------------------------------------------------------------------

                                                     Vanguard                Vanguard                Vanguard
                                               Small Company Growth        Mid-Cap Index            REIT Index
                                               ---------------------   ---------------------   ---------------------
                                                 2006        2005        2006        2005        2006        2005
                                               ---------   ---------   ---------   ---------   ---------   ---------
Investment Income:
  Dividends                                    $   2,587         $ -   $   6,799   $   6,327   $  16,605   $  20,671

Expenses:
  Mortality and expense risk charges               8,637       8,417       8,082       7,494       9,525       8,575
                                               ---------   ---------   ---------   ---------   ---------   ---------

Net investment income (loss)                      (6,050)     (8,417)     (1,283)     (1,167)      7,080      12,096
                                               ---------   ---------   ---------   ---------   ---------   ---------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)            30,521      27,212      30,873      38,609      72,486      53,871

  Capital gain distributions received             79,669      35,384      26,178           -      52,581      45,618
                                               ---------   ---------   ---------   ---------   ---------   ---------

  Realized gain (loss) on investments and
    capital gain distributions, net              110,190      62,596      57,051      38,609     125,067      99,489

Unrealized appreciation (depreciation), net      (43,251)    (19,227)     14,945      36,557      89,411     (40,052)
                                               ---------   ---------   ---------   ---------   ---------   ---------

Net increase (decrease) in net assets
  from operations                              $  60,889   $  34,952   $  70,713   $  73,999   $ 221,558   $  71,533
                                               =========   =========   =========   =========   =========   =========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       For the Years ended December 31,
                                            ---------------------------------------------------------------------------------------

                                                    Janus Aspen                   Janus Aspen                   Janus Aspen
                                                  Large Cap Growth*              Mid Cap Growth                   Forty**
                                            ---------------------------   ---------------------------   ---------------------------
                                                2006           2005           2006           2005           2006           2005
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)              $     (9,680)  $    (12,295)  $   (203,548)  $   (204,782)  $    (10,133)  $    (10,961)

  Realized gains (losses) on investments          48,862        (32,801)    (2,038,030)    (3,792,636)        57,658         37,944

  Unrealized appreciation (depreciation),
   net                                            88,924         87,286      4,220,711      5,735,578         43,286         93,294
                                            ------------   ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
 from operations                                 128,106         42,190      1,979,133      1,738,160         90,811        120,277
                                            ------------   ------------   ------------   ------------   ------------   ------------

Contract transactions:
  Purchase payments                               62,591        100,073        188,102        204,718         51,395         87,836

  Transfers between subaccounts, net               2,126        (13,236)      (571,952)      (461,896)        23,346         (1,790)

  Withdrawals                                   (384,313)      (149,170)    (1,527,501)    (2,531,606)      (138,634)      (143,351)

  Contract maintenance fees                       (3,441)        (3,954)       (31,467)       (35,638)        (2,967)        (3,388)

  Surrender charges                               (4,496)        (3,001)        (9,165)       (17,354)        (2,790)        (1,981)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
  derived from contract transactions            (327,533)       (69,288)    (1,951,983)    (2,841,776)       (69,650)       (62,674)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Total increase (decrease) in net assets         (199,427)       (27,098)        27,150     (1,103,616)        21,161         57,603

Net assets at beginning of year                1,461,956      1,489,054     17,247,212     18,350,828      1,198,187      1,140,584
                                            ------------   ------------   ------------   ------------   ------------   ------------

Net assets at end of year                   $  1,262,529   $  1,461,956   $ 17,274,362   $ 17,247,212   $  1,219,348   $  1,198,187
                                            ============   ============   ============   ============   ============   ============


                                                        For the Years ended December 31,
                                            ---------------------------------------------------------

                                                    Janus Aspen                   Janus Aspen
                                                  Worldwide Growth                 Balanced
                                            ---------------------------   ---------------------------
                                                2006           2005           2006           2005
                                            ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)              $      3,747   $      1,139   $     16,033   $     18,344

  Realized gains (losses) on investments           5,321        (36,298)        44,133         29,148

  Unrealized appreciation (depreciation),
   net                                           103,686         65,584         94,196         62,347
                                            ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
 from operations                                 112,754         30,425        154,362        109,839
                                            ------------   ------------   ------------   ------------

Contract transactions:
  Purchase payments                               41,430         44,205         85,762        131,998

  Transfers between subaccounts, net               6,164          1,439         33,699          2,295

  Withdrawals                                   (128,911)       (99,445)      (268,261)      (287,788)

  Contract maintenance fees                       (1,778)        (2,017)        (4,307)        (4,872)

  Surrender charges                               (1,438)        (1,510)        (3,740)        (4,234)
                                            ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
  derived from contract transactions             (84,533)       (57,328)      (156,847)      (162,601)
                                            ------------   ------------   ------------   ------------

Total increase (decrease) in net assets           28,221        (26,903)        (2,485)       (52,762)

Net assets at beginning of year                  710,826        737,729      1,769,813      1,822,575
                                            ------------   ------------   ------------   ------------

Net assets at end of year                   $    739,047   $    710,826   $  1,767,328   $  1,769,813
                                            ============   ============   ============   ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the Years ended December 31,
                                           ---------------------------------------------------------------------------------------

                                                   T. Rowe Price               T. Rowe Price                  T. Rowe Price
                                                   Prime Reserve             Limited Term Bond                Equity Income
                                           ---------------------------   ---------------------------   ---------------------------
                                               2006           2005           2006          2005           2006           2005
                                           ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)             $     75,962   $     41,571   $    109,699   $    106,007   $     10,814   $     11,320

  Realized gains (losses) on investments              -              -        (29,235)       (10,506)       214,787        256,984

  Unrealized appreciation (depreciation),
   net                                                -              -         27,855        (72,910)       274,382       (185,212)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
 from operations                                 75,962         41,571        108,319         22,591        499,983         83,092
                                           ------------   ------------   ------------   ------------   ------------   ------------

Contract transactions:
  Purchase payments                              72,014        104,462         72,367         84,345        123,586        161,094

  Transfers between subaccounts, net             99,629        149,280        (28,191)       (37,425)         4,558         64,358

  Withdrawals                                  (774,196)      (527,251)      (520,165)      (954,657)      (722,560)      (579,139)

  Contract maintenance fees                      (3,286)        (4,011)        (5,949)        (7,097)        (5,138)        (5,806)

  Surrender charges                              (5,722)        (5,554)        (2,309)        (8,270)        (4,391)       (10,093)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
  derived from contract transactions           (611,561)      (283,074)      (484,247)      (923,104)      (603,945)      (369,586)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Total increase (decrease) in net assets        (535,599)      (241,503)      (375,928)      (900,513)      (103,962)      (286,494)

Net assets at beginning of year               2,625,885      2,867,388      4,161,931      5,062,444      3,206,924      3,493,418
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net assets at end of year                  $  2,090,286   $  2,625,885   $  3,786,003   $  4,161,931   $  3,102,962   $  3,206,924
                                           ============   ============   ============   ============   ============   ============


                                                                      For the Years ended December 31,
                                           ---------------------------------------------------------------------------------------

                                                  T. Rowe Price
                                                Personal Strategy              T. Rowe Price                  T. Rowe Price
                                                     Balanced                  Mid-Cap Growth             International Stock
                                           ---------------------------   ---------------------------   ---------------------------
                                               2006           2005           2006          2005           2006           2005
                                           ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)             $    101,965   $     72,302   $    (11,518)  $    (12,113)  $        344   $      1,231

  Realized gains (losses) on investments        836,512        337,235        175,952        189,070         36,471         16,550

  Unrealized appreciation (depreciation),
   net                                          276,208        223,727       (114,443)       (64,413)        40,524         32,078
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
 from operations                              1,214,685        633,264         49,991        112,544         77,339         49,859
                                           ------------   ------------   ------------   ------------   ------------   ------------

Contract transactions:
  Purchase payments                             155,177        177,377         26,807         50,472         39,774         19,851

  Transfers between subaccounts, net             48,331         10,061        (16,157)        (2,380)        80,846         32,419

  Withdrawals                                (2,558,621)    (1,740,114)      (121,893)      (462,123)       (44,716)       (85,067)

  Contract maintenance fees                     (12,340)       (14,138)        (1,515)        (1,773)          (651)          (607)

  Surrender charges                              (8,061)       (12,837)          (835)        (8,781)          (179)          (839)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
  derived from contract transactions         (2,375,514)    (1,579,651)      (113,593)      (424,585)        75,074        (34,243)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Total increase (decrease) in net assets      (1,160,829)      (946,387)       (63,602)      (312,041)       152,413         15,616

Net assets at beginning of year              12,719,688     13,666,075      1,006,202      1,318,243        389,976        374,360
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net assets at end of year                  $ 11,558,859   $ 12,719,688   $    942,600   $  1,006,202   $    542,389   $    389,976
                                           ============   ============   ============   ============   ============   ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        For the Years ended December 31,
                                               ---------------------------------------------------------------------------------

                                                       Vanguard                    Vanguard                     Vanguard
                                                       Balanced                  Equity Index               High Yield Bond
                                               -------------------------   -------------------------   -------------------------
                                                  2006          2005          2006          2005          2006          2005
                                               -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                 $    16,054   $     9,728   $     3,362   $     4,146   $    12,250   $    18,346

  Realized gains (losses) on investments            83,248        45,811        63,011        61,384          (281)         (610)

  Unrealized appreciation (depreciation),
   net                                              59,829        (4,500)       22,776       (40,486)        1,908       (15,855)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
 from operations                                   159,131        51,039        89,149        25,044        13,877         1,881
                                               -----------   -----------   -----------   -----------   -----------   -----------

Contract transactions:
  Purchase payments                                 50,674        61,232        27,298        61,762        18,153        18,595

  Transfers between subaccounts, net               302,668       309,817       (20,602)       (6,995)      (29,533)      (53,847)

  Withdrawals                                     (135,101)     (116,753)      (87,771)     (112,478)      (26,830)      (31,134)

  Contract maintenance fees                         (1,390)       (1,516)         (964)       (1,181)         (446)         (559)

  Surrender charges                                 (1,139)       (3,283)         (702)       (1,343)         (208)       (1,025)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
  derived from contract transactions               215,712       249,497       (82,741)      (60,235)      (38,864)      (67,970)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Total increase (decrease) in net assets            374,843       300,536         6,408       (35,191)      (24,987)      (66,089)

Net assets at beginning of year                  1,078,223       777,687       703,302       738,493       228,527       294,616
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net assets at end of year                      $ 1,453,066   $ 1,078,223   $   709,710   $   703,302   $   203,540   $   228,527
                                               ===========   ===========   ===========   ===========   ===========   ===========


                                                                        For the Years ended December 31,
                                               ---------------------------------------------------------------------------------

                                                       Vanguard                    Vanguard                     Vanguard
                                                 Small Company Growth            Mid-Cap Index                 REIT Index
                                               -------------------------   -------------------------   -------------------------
                                                  2006          2005          2006          2005          2006          2005
                                               -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                 $    (6,050)  $    (8,417)  $    (1,283)  $    (1,167)  $     7,080   $    12,096

  Realized gains (losses) on investments           110,190        62,596        57,051        38,609       125,067        99,489

  Unrealized appreciation (depreciation),
   net                                             (43,251)      (19,227)       14,945        36,557        89,411       (40,052)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
 from operations                                    60,889        34,952        70,713        73,999       221,558        71,533
                                               -----------   -----------   -----------   -----------   -----------   -----------

Contract transactions:
  Purchase payments                                 46,413        46,038        32,132        32,632        52,452        34,698

  Transfers between subaccounts, net               (15,065)        7,087        62,778        (7,990)       17,355         8,803

  Withdrawals                                     (130,893)      (67,381)      (61,998)      (70,322)     (143,318)     (129,452)

  Contract maintenance fees                         (1,480)       (1,570)       (1,232)       (1,238)       (1,170)       (1,402)

  Surrender charges                                   (366)       (1,533)         (185)         (788)         (697)       (1,803)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
  derived from contract transactions              (101,391)      (17,359)       31,495       (47,706)      (75,378)      (89,156)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Total increase (decrease) in net assets            (40,502)       17,593       102,208        26,293       146,180       (17,623)

Net assets at beginning of year                    721,277       703,684       617,693       591,400       698,935       716,558
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net assets at end of year                      $   680,775   $   721,277   $   719,901   $   617,693   $   845,115   $   698,935
                                               ===========   ===========   ===========   ===========   ===========   ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS
December 31, 2006 and 2005

1.    ORGANIZATION
      ------------
      The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. The Account is an accounting entity wherein all segregated account transactions are reflected.

      The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

      The Funds are diversifed open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2.    SIGNIFICANT ACCOUNTING POLICIES
      -------------------------------
      The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

      VALUATION OF INVESTMENTS

      Investments in shares of the Funds are valued at each Fund's offering and redemption price.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

      FEDERAL INCOME TAXES

      The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

      Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

3.    PURCHASES AND SALES OF SECURITIES
      ---------------------------------
      In 2006, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                              PROCEEDS
                                                                     PURCHASES                ON SALES
                                                                  ----------------        ----------------
   * Janus Aspen Large Cap Growth Portfolio                        $      103,375          $      440,588
     Janus Aspen Mid Cap Growth Portfolio                                 241,112               2,396,642
  ** Janus Aspen Forty Portfolio                                          123,593                 203,376
     Janus Aspen Worldwide Growth Portfolio                                82,523                 163,309
     Janus Aspen Balanced Portfolio                                       164,457                 305,270
     T. Rowe Price Prime Reserve Portfolio                                338,385                 873,983
     T. Rowe Price Limited Term Bond Portfolio                            277,114                 651,662
     T. Rowe Price Equity Income Portfolio                                331,034                 840,732
     T. Rowe Price Personal Strategy Balanced Portfolio                   864,410               2,791,971
     T. Rowe Price Mid-Cap Growth Portfolio                               194,766                 203,199
     T. Rowe Price International Stock Portfolio                          169,667                  92,462
     Vanguard Balanced Portfolio                                          469,299                 199,165
     Vanguard Equity Index Portfolio                                      131,150                 165,711
     Vanguard High Yield Bond Portfolio                                    36,883                  63,497
     Vanguard Small Company Growth Portfolio                              161,794                 189,567
     Vanguard Mid-Cap Index Portfolio                                     186,465                 130,075
     Vanguard REIT Index Portfolio                                        189,361                 205,078
                                                                  ----------------        ----------------
         Total                                                     $    4,065,388          $    9,916,287
                                                                  ================        ================


      In 2005, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                              PROCEEDS
                                                                     PURCHASES                ON SALES
                                                                  ----------------        ----------------
   * Janus Aspen Large Cap Growth Portfolio                        $      127,964          $      209,547
     Janus Aspen Mid Cap Growth Portfolio                                 234,194               3,280,752
  ** Janus Aspen Forty Portfolio                                          120,591                 194,226
     Janus Aspen Worldwide Growth Portfolio                                69,418                 125,607
     Janus Aspen Balanced Portfolio                                       208,231                 352,488
     T. Rowe Price Prime Reserve Portfolio                                423,746                 665,249
     T. Rowe Price Limited Term Bond Portfolio                            261,485               1,078,582
     T. Rowe Price Equity Income Portfolio                                453,668                 660,606
     T. Rowe Price Personal Strategy Balanced Portfolio                   634,079               2,031,518
     T. Rowe Price Mid-Cap Growth Portfolio                               125,507                 507,236
     T. Rowe Price International Stock Portfolio                           96,581                 128,364
     Vanguard Balanced Portfolio                                          429,647                 157,746
     Vanguard Equity Index Portfolio                                      133,651                 159,393
     Vanguard High Yield Bond Portfolio                                    94,041                 143,665
     Vanguard Small Company Growth Portfolio                              105,996                  96,388
     Vanguard Mid-Cap Index Portfolio                                      71,914                 120,787
     Vanguard REIT Index Portfolio                                        131,700                 163,142
                                                                  ----------------        ----------------
         Total                                                     $    3,722,413          $   10,075,296
                                                                  ================        ================

      *Formerly Janus Aspen Growth Portfolio
     **Formerly Janus Aspen Capital Appreciation Portfolio

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

4.    EXPENSES AND RELATED PARTY TRANSACTIONS
      ---------------------------------------
      A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account (see Note 6).

      The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

      There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

      Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

      Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

5.    CHANGES IN UNITS OUTSTANDING
      ----------------------------
      The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                                                                  UNITS            UNITS         NET INCREASE
                                                                                 ISSUED          REDEEMED         (DECREASE)
                                                                                 ------          --------        ------------
    * Janus Aspen Large Cap Growth Portfolio                                      15,418           67,119            (51,701)
      Janus Aspen Mid Cap Growth Portfolio                                         5,175           47,243            (42,068)
   ** Janus Aspen Forty Portfolio                                                 14,881           23,675             (8,794)
      Janus Aspen Worldwide Growth Portfolio                                      11,451           24,414            (12,963)
      Janus Aspen Balanced Portfolio                                              11,398           25,596            (14,198)
      T. Rowe Price Prime Reserve Portfolio                                       11,432           41,231            (29,799)
      T. Rowe Price Limited Term Bond Portfolio                                    3,796           19,022            (15,226)
      T. Rowe Price Equity Income Portfolio                                       13,191           53,099            (39,908)
      T. Rowe Price Personal Strategy Balanced Portfolio                           6,737           64,887            (58,150)
      T. Rowe Price Mid-Cap Growth Portfolio                                       5,293           13,031             (7,738)
      T. Rowe Price International Stock Portfolio                                 17,388            9,423              7,965
      Vanguard Balanced Portfolio                                                 30,231           14,238             15,993
      Vanguard Equity Index Portfolio                                              5,989           13,038             (7,049)
      Vanguard High Yield Bond Portfolio                                           1,768            4,873             (3,105)
      Vanguard Small Company Growth Portfolio                                      5,912           13,455             (7,543)
      Vanguard Mid-Cap Index Portfolio                                            10,159            8,535              1,624
      Vanguard REIT Index Portfolio                                                5,895            9,533             (3,638)

      The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                                  UNITS            UNITS         NET INCREASE
                                                                                 ISSUED          REDEEMED         (DECREASE)
                                                                                 ------          --------        ------------
    * Janus Aspen Large Cap Growth Portfolio                                      20,956           32,853            (11,897)
      Janus Aspen Mid Cap Growth Portfolio                                         5,816           76,300            (70,484)
   ** Janus Aspen Forty Portfolio                                                 16,036           25,326             (9,289)
      Janus Aspen Worldwide Growth Portfolio                                      10,483           20,584            (10,101)
      Janus Aspen Balanced Portfolio                                              16,316           32,336            (16,020)
      T. Rowe Price Prime Reserve Portfolio                                       17,412           31,553            (14,141)
      T. Rowe Price Limited Term Bond Portfolio                                    3,232           32,654            (29,422)
      T. Rowe Price Equity Income Portfolio                                       18,256           44,996            (26,740)
      T. Rowe Price Personal Strategy Balanced Portfolio                           8,100           50,572            (42,472)
      T. Rowe Price Mid-Cap Growth Portfolio                                       5,565           39,398            (33,833)
      T. Rowe Price International Stock Portfolio                                 11,137           15,547             (4,410)
      Vanguard Balanced Portfolio                                                 32,650           12,177             20,473
      Vanguard Equity Index Portfolio                                              8,039           13,273             (5,234)
      Vanguard High Yield Bond Portfolio                                           5,948           11,675             (5,727)
      Vanguard Small Company Growth Portfolio                                      5,999            7,367             (1,368)
      Vanguard Mid-Cap Index Portfolio                                             5,131            8,557             (3,426)
      Vanguard REIT Index Portfolio                                                4,079            9,269             (5,190)

       *Formerly Janus Aspen Growth Portfolio
      **Formerly Janus Aspen Capital Appreciation Portfolio

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

6.    FINANCIAL HIGHLIGHTS
      --------------------
      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2006 follows:

                                                                                               EXPENSES       INCOME
                                                                           NET ASSETS          AS A % OF     AS A % OF
                                                                       --------------------     AVERAGE       AVERAGE
                                                                        UNIT                     NET           NET        TOTAL
                                                            UNITS       VALUE       (000'S)     ASSETS#       ASSETS      RETURN
                                                            -----       -----       -------     -------       ------      ------
    * Janus Aspen Large Cap Growth Portfolio               188,371      $ 6.70      $ 1,262       1.20 %       0.46 %     10.06 %
      Janus Aspen Mid Cap Growth Portfolio                 347,820       49.66       17,273       1.20            -       12.27
   ** Janus Aspen Forty Portfolio                          142,316        8.57        1,220       1.20         0.35        8.05
      Janus Aspen Worldwide Growth Portfolio               104,968        7.04          739       1.20         1.72       16.81
      Janus Aspen Balanced Portfolio                       148,481       11.90        1,767       1.20         2.13        9.41
      T. Rowe Price Prime Reserve Portfolio                 99,857       20.93        2,090       1.20         4.51        3.36
      T. Rowe Price Limited Term Bond Portfolio            116,774       32.42        3,786       1.20         4.06        2.83
      T. Rowe Price Equity Income Portfolio                185,567       16.72        3,103       1.20         1.55       17.57
      T. Rowe Price Personal Strategy Balanced Portfolio   268,847       42.99       11,558       1.20         2.05       10.53
      T. Rowe Price Mid-Cap Growth Portfolio                61,966       15.21          943       1.20            -        5.38
      T. Rowe Price International Stock Portfolio           51,757       10.48          542       1.20         1.24       17.68
      Vanguard Balanced Portfolio                          101,726       14.28        1,453       1.20         2.43       13.58
      Vanguard Equity Index Portfolio                       53,071       13.37          710       1.20         1.72       14.31
      Vanguard High Yield Bond Portfolio                    15,454       13.17          204       1.20         7.20        6.96
      Vanguard Small Company Growth Portfolio               49,079       13.87          681       1.20         0.36        8.89
      Vanguard Mid-Cap Index Portfolio                      45,501       15.82          720       1.20         1.02       12.39
      Vanguard REIT Index Portfolio                         35,464       23.83          845       1.20         2.09       33.32

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2005 follows:

                                                                                               EXPENSES       INCOME
                                                                           NET ASSETS          AS A % OF     AS A % OF
                                                                       --------------------     AVERAGE       AVERAGE
                                                                        UNIT                     NET           NET        TOTAL
                                                            UNITS       VALUE       (000'S)     ASSETS#       ASSETS      RETURN
                                                            -----       -----       -------     -------       ------      ------
    * Janus Aspen Large Cap Growth Portfolio               240,071      $ 6.09      $ 1,462       1.20 %       0.34 %      3.05 %
      Janus Aspen Mid Cap Growth Portfolio                 389,888       44.24       17,247       1.20            -       10.98
   ** Janus Aspen Forty Portfolio                          151,110        7.93        1,198       1.20         0.22       11.51
      Janus Aspen Worldwide Growth Portfolio               117,931        6.03          711       1.20         1.37        4.61
      Janus Aspen Balanced Portfolio                       162,678       10.88        1,770       1.20         2.27        6.67
      T. Rowe Price Prime Reserve Portfolio                129,656       20.25        2,626       1.20         2.73        1.57
      T. Rowe Price Limited Term Bond Portfolio            132,000       31.53        4,162       1.20         3.56        0.54
      T. Rowe Price Equity Income Portfolio                225,475       14.22        3,207       1.20         1.55        2.69
      T. Rowe Price Personal Strategy Balanced Portfolio   326,997       38.90       12,720       1.20         1.77        5.16
      T. Rowe Price Mid-Cap Growth Portfolio                69,704       14.44        1,006       1.20            -       13.38
      T. Rowe Price International Stock Portfolio           43,792        8.91          390       1.20         1.53       14.66
      Vanguard Balanced Portfolio                           85,732       12.58        1,078       1.20         2.35        5.54
      Vanguard Equity Index Portfolio                       60,120       11.70          703       1.20         1.80        3.52
      Vanguard High Yield Bond Portfolio                    18,559       12.31          229       1.20         8.47        1.51
      Vanguard Small Company Growth Portfolio               56,622       12.74          721       1.20            -        4.98
      Vanguard Mid-Cap Index Portfolio                      43,877       14.08          618       1.20         1.03       12.60
      Vanguard REIT Index Portfolio                         39,102       17.87          699       1.20         2.95       10.49

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

    * Formerly Janus Aspen Growth Portfolio
   ** Formerly Janus Aspen Capital Appreciation Portfolio

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2004 follows:

                                                                                               EXPENSES       INCOME
                                                                           NET ASSETS          AS A % OF     AS A % OF
                                                                       --------------------     AVERAGE       AVERAGE
                                                                        UNIT                     NET           NET        TOTAL
                                                            UNITS       VALUE       (000'S)     ASSETS#       ASSETS      RETURN
                                                            -----       -----       -------     -------       ------      ------
      Janus Aspen Growth Portfolio                         251,968      $ 5.91      $ 1,489       1.20 %       0.15 %      3.32 %
      Janus Aspen Mid Cap Growth Portfolio                 460,372       39.86       18,351       1.20            -       19.38
      Janus Aspen Capital Appreciation Portfolio           160,400        7.11        1,141       1.20         0.26       16.88
      Janus Aspen Worldwide Growth Portfolio               128,032        5.76          738       1.20         1.03        3.58
      Janus Aspen Balanced Portfolio                       178,698       10.20        1,823       1.20         2.21        7.29
      T. Rowe Price Prime Reserve Portfolio                143,797       19.94        2,867       1.20         0.87       (0.27)
      T. Rowe Price Limited Term Bond Portfolio            161,422       31.36        5,062       1.20         3.31       (0.06)
      T. Rowe Price Equity Income Portfolio                252,215       13.85        3,493       1.20         1.58       13.61
      T. Rowe Price Personal Strategy Balanced Portfolio   369,469       36.99       13,666       1.20         2.03       11.51
      T. Rowe Price Mid-Cap Growth Portfolio               103,537       12.73        1,318       1.20            -       17.00
      T. Rowe Price International Stock Portfolio           48,202        7.77          374       1.20         1.28       12.47
      Vanguard Balanced Portfolio                           65,259       11.92          778       1.20         2.24        9.93
      Vanguard Equity Index Portfolio                       65,354       11.30          738       1.20         1.08        9.45
      Vanguard High Yield Bond Portfolio                    24,286       12.13          295       1.20         5.74        7.20
      Vanguard Small Company Growth Portfolio               57,990       12.13          704       1.20         0.07       13.90
      Vanguard Mid-Cap Index Portfolio                      47,303       12.50          591       1.20         0.58       18.86
      Vanguard REIT Index Portfolio                         44,292       16.18          717       1.20         2.46       28.94

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2003 follows:

                                                                                               EXPENSES       INCOME
                                                                           NET ASSETS          AS A % OF     AS A % OF
                                                                       --------------------     AVERAGE       AVERAGE
                                                                        UNIT                     NET           NET        TOTAL
                                                            UNITS       VALUE       (000'S)     ASSETS#       ASSETS      RETURN
                                                            -----       -----       -------     -------       ------      ------
      Janus Aspen Growth Portfolio                         263,699      $ 5.72      $ 1,508       1.20 %       0.09 %     30.19 %
      Janus Aspen Mid Cap Growth Portfolio                 523,724       33.39       17,488       1.20            -       33.53
      Janus Aspen Capital Appreciation Portfolio           156,054        6.08          949       1.20         0.48       19.10
      Janus Aspen Worldwide Growth Portfolio               124,544        5.56          693       1.20         1.11       22.52
      Janus Aspen Balanced Portfolio                       205,403        9.51        1,953       1.20         2.21       12.69
      T. Rowe Price Prime Reserve Portfolio                168,104       19.99        3,361       1.20         0.69       (0.54)
      T. Rowe Price Limited Term Bond Portfolio            205,498       31.38        6,448       1.20         3.80        3.01
      T. Rowe Price Equity Income Portfolio                248,611       12.19        3,031       1.20         1.70       24.02
      T. Rowe Price Personal Strategy Balanced Portfolio   391,993       33.17       13,002       1.20         2.22       23.33
      T. Rowe Price Mid-Cap Growth Portfolio                78,683       10.88          856       1.20            -       36.78
      T. Rowe Price International Stock Portfolio           35,655        6.91          246       1.20         1.55       28.99
      Vanguard Balanced Portfolio                           39,221       10.84          425       1.20         2.58       18.82
      Vanguard Equity Index Portfolio                       40,223       10.32          415       1.20         1.24       26.74
      Vanguard High Yield Bond Portfolio                    14,712       11.32          166       1.20         3.61       15.28
      Vanguard Small Company Growth Portfolio               34,700       10.65          370       1.20         0.01       39.20
      Vanguard Mid-Cap Index Portfolio                      21,200       10.52          223       1.20         0.61       32.27
      Vanguard REIT Index Portfolio                         32,842       12.55          412       1.20         2.97       33.68

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002 follows:


                                                                                               EXPENSES       INCOME
                                                                           NET ASSETS          AS A % OF     AS A % OF
                                                                       --------------------     AVERAGE       AVERAGE
                                                                        UNIT                     NET           NET        TOTAL
                                                            UNITS       VALUE       (000'S)     ASSETS#       ASSETS      RETURN
                                                            -----       -----       -------     -------       ------      ------
      Janus Aspen Growth Portfolio                         256,038      $ 4.39      $ 1,123       1.20 %          - %     (27.29)%
      Janus Aspen Aggressive Growth Portfolio              576,020       24.97       14,386       1.20            -       (28.69)
      Janus Aspen Capital Appreciation Portfolio           157,441        5.10          803       1.20         0.58       (16.56)
      Janus Aspen Worldwide Growth Portfolio               132,497        4.53          601       1.20         0.93       (26.29)
      Janus Aspen Balanced Portfolio                       216,594        8.42        1,824       1.20         2.47        (7.42)
      T. Rowe Price Prime Reserve Portfolio                197,283       20.07        3,959       1.20         1.44         0.41
      T. Rowe Price Limited Term Bond Portfolio            213,994       30.41        6,507       1.20         4.83         4.31
      T. Rowe Price Equity Income Portfolio                244,071        9.82        2,396       1.20         1.68       (14.03)
      T. Rowe Price Personal Strategy Balanced Portfolio   415,263       26.86       11,153       1.20         2.57        (8.77)
      T. Rowe Price Mid-Cap Growth Portfolio                16,281        7.95          129       1.20 ***        - ***   (20.54)##
      T. Rowe Price International Stock Portfolio           24,304        5.35          130       1.20         0.95       (19.16)
      Vanguard Balanced Portfolio                           28,906        9.11          263       1.20 ***        - ***    (8.90)##
      Vanguard Equity Index Portfolio                       25,180        8.13          205       1.20 ***        - ***   (18.66)##
      Vanguard High Yield Bond Portfolio                     7,895        9.80           77       1.20 ***        - ***    (1.99)##
      Vanguard Small Company Growth Portfolio               11,266        7.64           86       1.20 ***        - ***   (23.56)##
      Vanguard Mid-Cap Index Portfolio                       9,592        7.94           76       1.20 ***        - ***   (20.58)##
      Vanguard REIT Index Portfolio                         10,966        9.37          103       1.20 ***        - ***    (6.26)##

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.
   ## For the period May 1, 2002 through December 31, 2002.
  *** Annualized

7.    DIVERSIFICATION REQUIREMENTS
      ----------------------------
      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.









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